Offerings - Offering: 1	Aug. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	3,118,628
Proposed Maximum Offering Price per Unit	84.31
Maximum Aggregate Offering Price	$ 262,931,526.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 36,310.84
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers such an indeterminate number of shares of common stock of the registrant as may become issuable to prevent dilution resulting from stock splits, stock dividends and similar events. (2) The registrant is hereby registering 3,118,628 shares of its common stock for resale, which were issued to the Selling Stockholders at the closing of the transactions contemplated by the Purchase Agreement (as defined in the prospectus). (3) Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of common stock of the registrant on the New York Stock Exchange on August 27, 2026, which was $84.31 (such date being within five business days of the date that this registration statement was filed with the U.S. Securities and Exchange Commission, in accordance with Rule 457(c) under the Securities Act).